INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
R&D classified by nature
Amortization intangible assets			$ 578,066	$ 722,571
Import and export expenses			659,059	577,669
Depreciation property, plant and equipment			969,375	1,019,843
Employee benefits and social securities			8,829,095	9,231,374
Maintenance			502,649	301,177
Energy and fuel			310,557	492,585
Supplies and materials			311,758	363,251
Mobility and travel			983,131	734,896
Share-based incentives			1,069,629
Professional fees and outsourced services			744,384	1,034,298
Professional fees related parties			32,672	411,352
Office supplies			231,263	231,145
Insurance			300,541	276,927
Depreciation of leased assets			308,030
Miscellaneous			102,562	290,071
Research and development expenses	$ 923,613	$ 45,665	2,127,352	1,094,157
R&D Capitalized (Note 6.7)			504,122	557,505
R&D profit and loss	$ 923,613	$ 45,665	2,127,352	1,094,157
Total			$ 2,631,474	$ 1,651,662
% of total revenue			2.67%	1.79%
Research and development expenses
R&D classified by nature
Amortization intangible assets			$ 525,003	$ 269,721
Import and export expenses			9,527	7,947
Depreciation property, plant and equipment			20,149	64,988
Freight and haulage				1,674
Employee benefits and social securities			602,410	268,830
Taxes			(418)	(1,564)
Maintenance			14,322	22,305
Energy and fuel			37,099	42,733
Supplies and materials			383,226	352,130
Mobility and travel			24,894	18,920
Share-based incentives				8,921
Professional fees and outsourced services			5,452	24,640
Professional fees related parties			488,516
Office supplies			4,081
Insurance			2,524	4,369
Depreciation of leased assets			5,564
Miscellaneous			4,167	5,415
Research and development expenses			2,127,352	1,094,157
R&D profit and loss			$ 2,127,352	$ 1,094,157